Not FDIC Insured May Lose Value No Bank Guarantee
325-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 10

Templeton Global Investment Trust
Schedule of Investments (unaudited), March 31, 2025
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 46.9%
China 0.8%
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 1,652,000 $ 2,245,005
Germany 7.0%
Daimler Truck Holding AG .......... Machinery 59,002 2,390,146
Deutsche Post AG ................ Air Freight & Logistics 91,560 3,930,972
Deutsche Telekom AG ............. Diversified Telecommunication Services 112,896 4,168,119
Fresenius Medical Care AG ......... Health Care Providers & Services 83,189 4,139,485
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 1,868,088
Siemens AG .................... Industrial Conglomerates 16,778 3,874,817
20,371,627
Japan 5.6%
Mitsubishi Electric Corp. ........... Electrical Equipment 210,000 3,872,880
SoftBank Corp. .................. Wireless Telecommunication Services 4,535,400 6,326,771
Sumitomo Mitsui Financial Group, Inc. . Banks 242,100 6,225,507
16,425,158
Netherlands 2.2%
ING Groep NV .................. Banks 205,411 4,024,270
SBM Offshore NV ................ Energy Equipment & Services 112,783 2,403,277
6,427,547
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 4,646,498 —
—
South Korea 1.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 125,905 4,991,563
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 5,105,950
United Kingdom 9.8%
AstraZeneca plc ................. Pharmaceuticals 41,459 6,088,040
Barratt Redrow plc ............... Household Durables 705,586 3,881,324
d
HSBC Holdings plc , ADR .......... Banks 70,100 4,025,843
Imperial Brands plc ............... Tobacco 184,213 6,816,227
Lloyds Banking Group plc .......... Banks 4,342,175 4,072,599
Standard Chartered plc ............ Banks 266,723 3,958,002
28,842,035
United States 18.1%
Alphabet, Inc. , A ................. Interactive Media & Services 32,548 5,033,223
AT&T, Inc. ...................... Diversified Telecommunication Services 150,859 4,266,292
BP plc ......................... Oil, Gas & Consumable Fuels 1,140,471 6,399,701
Cisco Systems, Inc. .............. Communications Equipment 65,477 4,040,586
CNH Industrial NV ................ Machinery 311,090 3,820,185
Delta Air Lines, Inc. ............... Passenger Airlines 35,722 1,557,479
DuPont de Nemours, Inc. .......... Chemicals 52,772 3,941,013
KeyCorp ....................... Banks 245,453 3,924,793
PNC Financial Services Group, Inc.
(The) ........................ Banks 20,141 3,540,184
Shell plc ....................... Oil, Gas & Consumable Fuels 114,373 4,185,435
Target Corp. .................... Consumer Staples Distribution & Retail 29,722 3,101,788
UnitedHealth Group, Inc. ........... Health Care Providers & Services 7,841 4,106,724

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Wells Fargo & Co. ................ Banks 70,544 $ 5,064,354
52,981,757
Total Common Stocks (Cost $ 109,437,080 ) .....................................
137,390,642
a
Equity-Linked Securities 5.5%
United States 5.5%
e
Royal Bank of Canada into Fidelity
National Information Services, Inc. ,
144A, 7.71% , 2/03/26 ............ Financial Services 51,754 3,897,079
e
Royal Bank of Canada into Freeport-
McMoRan, Inc. , 144A, 16.79% ,
2/03/26 ...................... Metals & Mining 109,221 3,988,243
e
Royal Bank of Canada into Zimmer
Biomet Holdings, Inc. , 144A, 6.41% ,
2/03/26 ...................... Health Care Equipment & Supplies 36,631 4,072,052
e
Wells Fargo Bank NA into HCA
Healthcare, Inc. , 144A, 8.77% ,
2/04/26 ...................... Health Care Providers & Services 13,000 4,250,183
16,207,557
Total Equity-Linked Securities (Cost $ 16,404,343 ) ...............................
16,207,557
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,e ,f ,g
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
a ,e ,f ,g
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 34.6%
Brazil 2.3%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 14,887,000 BRL 2,149,751
10% , 1/01/33 .................. 22,573,000 BRL 3,124,289
F , 10% , 1/01/29 ................ 10,513,000 BRL 1,610,074
6,884,114
Colombia 3.7%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 83,000,000 COP 19,517
Colombia Titulos de Tesoreria ,
B , 7% , 3/26/31 ................. 5,042,200,000 COP 971,983
B , 13.25% , 2/09/33 ............. 3,803,300,000 COP 961,728

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP $ 1,183,330
B , 6.25% , 7/09/36 .............. 15,617,200,000 COP 2,350,398
B , 9.25% , 5/28/42 .............. 28,915,500,000 COP 5,248,605
10,735,561
Dominican Republic 1.6%
e
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,712,609
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 710,752
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,228,891
4,652,252
Ecuador 1.0%
e
Ecuador Government Bond , Senior
Bond , 144A, 5.5% , 7/31/35 ........ 5,935,000 2,915,971
Egypt 1.1%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 2,111,524
e
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 791,341
e
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 341,675
3,244,540
El Salvador 0.0%
†
e
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 25,000 23,194
Gabon 2.2%
e
Gabon Government Bond ,
Senior Bond , 144A, 6.95% , 6/16/25 . 2,730,000 2,714,197
Senior Bond , 144A, 6.625% , 2/06/31 2,520,000 1,976,089
Senior Bond , 144A, 7% , 11/24/31 ... 2,160,000 1,691,415
6,381,701
Ghana 0.5%
f
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 3,497,849 GHS 181,352
PIK, 8.5% , 2/15/28 .............. 3,485,803 GHS 161,412
PIK, 8.65% , 2/13/29 ............. 3,743,677 GHS 156,051
PIK, 8.8% , 2/12/30 .............. 4,366,567 GHS 169,766
PIK, 8.95% , 2/11/31 ............. 1,662,004 GHS 59,968
PIK, 9.1% , 2/10/32 .............. 4,347,500 GHS 149,098
PIK, 9.25% , 2/08/33 ............. 3,543,262 GHS 115,235
PIK, 9.4% , 2/07/34 .............. 3,398,749 GHS 107,107
PIK, 9.55% , 2/06/35 ............. 2,956,443 GHS 91,072
PIK, 9.7% , 2/05/36 .............. 3,642,421 GHS 108,213
PIK, 9.85% , 2/03/37 ............. 2,066,847 GHS 60,824
PIK, 10% , 2/02/38 .............. 2,994,077 GHS 87,699
1,447,797
India 5.4%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 8,115,788
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,681,580

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Note , 7.1% , 4/18/29 ....... 426,000,000 INR $ 5,094,763
15,892,131
Ivory Coast 0.5%
e
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.875% , 10/17/40 957,000 EUR 871,325
Senior Bond , 144A, 6.625% , 3/22/48 650,000 EUR 549,881
1,421,206
Kazakhstan 3.2%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 159,600,000 KZT 304,569
15.35% , 11/18/27 ............... 27,100,000 KZT 52,792
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 649,708
10.4% , 4/12/28 ................ 225,400,000 KZT 400,255
15.3% , 3/03/29 ................ 833,280,000 KZT 1,667,196
10.55% , 7/28/29 ................ 54,200,000 KZT 93,019
11% , 2/04/30 .................. 127,900,000 KZT 221,000
12% , 3/07/30 .................. 265,690,000 KZT 475,673
12% , 2/22/31 .................. 354,290,000 KZT 620,319
10.3% , 3/17/31 ................ 1,747,020,000 KZT 2,835,182
14% , 5/12/31 .................. 215,190,000 KZT 412,203
Senior Bond , 5% , 4/18/28 ........ 207,450,000 KZT 316,865
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 583,704
Senior Bond , 7.68% , 8/13/29 ...... 564,500,000 KZT 861,712
9,494,197
Kenya 2.2%
e
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 6,490,000 6,360,362
Mexico 2.4%
Petroleos Mexicanos ,
e
Senior Bond , Reg S, 4.875% , 2/21/28 1,920,000 EUR 1,976,104
e
Senior Bond , Reg S, 4.75% , 2/26/29 1,030,000 EUR 1,025,106
Senior Note , 6.84% , 1/23/30 ...... 4,240,000 3,888,919
6,890,129
Nigeria 0.6%
e
Nigeria Government Bond , Senior Bond ,
144A, 10.375% , 12/09/34 ......... 1,860,000 1,870,172
Panama 1.4%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 555,013
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,543,603
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 1,108,801
4,207,417
Rwanda 1.3%
e
Rwanda Government Bond , Senior
Bond , 144A, 5.5% , 8/09/31 ........ 4,800,000 3,900,780

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa 2.9%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 93,070,000 ZAR $ 4,545,062
Senior Bond , 8.5% , 1/31/37 ....... 33,770,000 ZAR 1,531,806
Senior Bond , 9% , 1/31/40 ........ 47,450,000 ZAR 2,139,194
Senior Bond , 8.75% , 1/31/44 ...... 3,360,000 ZAR 143,798
8,359,860
Uruguay 2.3%
h
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 51,041,240 UYU 1,265,949
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 212,703,999 UYU 5,401,253
6,667,202
Total Foreign Government and Agency Securities (Cost $ 108,018,077 ) ............
101,348,586
U.S. Government and Agency Securities 1.4%
United States 1.4%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,020,000 2,590,122
3.75%, 11/15/43 ................ 1,550,000 1,384,344
3,974,466
Total U.S. Government and Agency Securities (Cost $ 4,218,735 ) ..................
3,974,466
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 2,417
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,417
Total Long Term Investments (Cost $ 242,467,755 ) ...............................
258,923,668
Short Term Investments 9.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.3%
Egypt 4.3%
i
Egypt Treasury Bills ,
23 .19% , 6/10/25 ................ 38,900,000 EGP 735,583
23 .52% , 6/17/25 ................ 60,250,000 EGP 1,133,638
23 .78% , 6/24/25 ................ 345,350,000 EGP 6,466,102
24 .57% , 9/09/25 ................ 134,525,000 EGP 2,395,317
23 .87% , 3/10/26 ................ 74,375,000 EGP 1,197,565
23 .75% , 3/24/26 ................ 51,300,000 EGP 820,620
12,748,825
Total Foreign Government and Agency Securities (Cost $ 12,644,153 ) ..............
12,748,825

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.3%
United States 4.3%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 12,683,391 $ 12,683,391
Total Money Market Funds (Cost $ 12,683,391 ) ..................................
12,683,391
Investments from Cash Collateral Received for Loaned
Securities 1.2%
Money Market Funds 1.2%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.052% ......... 3,372,000 3,372,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 3,372,000 ) .................................................................
3,372,000
a a a a a
Total Short Term Investments (Cost $ 28,699,544 ) ................................
28,804,216
a a a
Total Investments (Cost $ 271,167,299 ) 98.2% ...................................
$287,727,884
Other Assets, less Liabilities 1.8% .............................................
5,291,831
Net Assets 100.0% ...........................................................
$293,019,715
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at March 31, 2025.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $47,867,421, representing 16.3% of net assets.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
i
The rate shown represents the yield at period end.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 15,490,000 2,534,665 4/02/25 $ 179,806 $ —
Brazilian Real ...... JPHQ Sell 15,490,000 2,697,666 4/02/25 — (16,806)
Japanese Yen ...... HSBK Buy 88,900,000 618,858 4/07/25 — (25,825)
Japanese Yen ...... MSCO Buy 79,300,000 552,710 4/07/25 — (23,716)
Norwegian Krone ... MSCO Buy 18,480,000 1,736,065 4/10/25 20,478 —
Chilean Peso ...... HSBK Buy 798,100,000 808,891 4/29/25 31,544 —
Chilean Peso ...... JPHQ Buy 902,400,000 914,443 4/29/25 35,824 —
Brazilian Real ...... JPHQ Buy 41,631,946 6,964,193 5/05/25 286,948 —
Euro ............. DBAB Sell 1,326,142 15,490,000 NOK 5/12/25 35,230 —
Norwegian Krone ... DBAB Buy 25,371,000 2,266,047 5/12/25 145,511 —
Chinese Yuan ...... DBAB Sell 25,178,838 3,503,157 5/20/25 25,745 —
Chinese Yuan ...... CITI Sell 13,826,173 1,925,162 5/22/25 15,407 —
Hungarian Forint .... BNDP Buy 3,021,200,000 7,668,994 5/27/25 418,239 —
Hungarian Forint .... BNDP Sell 3,021,200,000 7,482,209 5/27/25 — (605,023)
Mexican Peso ...... BNDP Buy 35,665,397 1,727,305 5/27/25 2,415 —
Mexican Peso ...... HSBK Buy 74,697,516 3,620,381 5/27/25 2,341 —
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,278,758 6/10/25 — (30,762)
Mexican Peso ...... BNDP Buy 12,961,169 629,262 6/10/25 — (1,806)
Mexican Peso ...... HSBK Buy 40,807,000 1,981,403 6/10/25 — (5,915)
Australian Dollar .... MSCO Buy 6,160,000 3,940,182 6/12/25 — (88,845)
Chinese Yuan ...... HSBK Sell 23,329,346 3,238,673 6/18/25 10,691 —
Mexican Peso ...... CITI Buy 132,090,000 6,453,015 6/24/25 — (69,736)
Australian Dollar .... JPHQ Buy 1,807,000 1,138,717 6/25/25 — (8,815)
Chinese Yuan ...... HSBK Sell 44,700,000 6,168,214 6/27/25 — (20,335)
Chinese Yuan ...... MSCO Sell 48,270,000 6,661,441 6/27/25 — (21,362)
Brazilian Real ...... JPHQ Buy 15,490,000 2,646,009 7/02/25 15,368 —
Euro ............. BNDP Sell 2,324,000 2,393,929 7/15/25 — (133,952)
Euro ............. BOFA Buy 1,436,300 1,519,620 7/15/25 42,684 —
Euro ............. BOFA Sell 2,092,178 2,156,879 7/15/25 — (118,843)
Euro ............. BZWS Sell 2,446,822 2,532,118 7/16/25 — (129,511)
Euro ............. JPHQ Sell 2,447,000 2,529,806 7/16/25 — (132,016)
Japanese Yen ...... BNDP Buy 239,887,530 1,554,413 7/16/25 63,743 —
Japanese Yen ...... BOFA Buy 1,149,710,460 7,505,936 7/17/25 250,213 —
Japanese Yen ...... DBAB Buy 1,185,818,260 7,738,500 7/17/25 261,239 —
Chilean Peso ...... HSBK Buy 981,900,000 977,628 7/23/25 55,402 —
Malaysian Ringgit ... GSCO Buy 40,100,000 9,194,085 8/04/25 — (107,460)
Japanese Yen ...... JPHQ Buy 251,863,750 1,685,592 8/13/25 18,292 —
Chinese Yuan ...... CITI Sell 13,895,094 1,926,369 8/21/25 — (4,770)
Chinese Yuan ...... DBAB Sell 13,884,554 1,924,775 8/21/25 — (4,899)
Chinese Yuan ...... JPHQ Sell 11,046,180 1,531,469 8/21/25 — (3,728)
Malaysian Ringgit ... GSCO Buy 37,580,000 8,540,909 9/15/25 — (13,600)
South Korean Won .. DBAB Buy 12,349,810,000 8,556,944 9/17/25 — (103,549)
South Korean Won .. HSBK Buy 6,991,300,000 4,842,291 9/17/25 — (56,774)
Australian Dollar .... DBAB Buy 2,688,000 1,694,394 9/22/25 — (12,405)
Total Forward Exchange Contracts ................................................... $1,917,120 $(1,740,453)
Net unrealized appreciation (depreciation) ............................................ $176,667
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2025 , the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,834,940 BRL $ (154,249) $ — $ (154,249)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (155,000) — (155,000)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 120,684 BRL (27) — (27)
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (136,302) — (136,302)
Receive Fixed 14.792% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 15,155,685 BRL 26,768 — 26,768
Receive Fixed 15.09% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 4,466,348 BRL 16,605 — 16,605
Receive Fixed 8.87% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 11/14/31 153,090,000 MXN 273,705 — 273,705
Total Interest Rate Swap Contracts .................................... $(128,500) $ — $(128,500)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 14 .

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At March 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) ............... $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,417 as of March 31, 2025.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $5,983,330 $37,540,108 $(30,840,047) $— $— $12,683,391 12,683,391 $93,449
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $18,437,000 $(15,065,000) $— $— $3,372,000 3,372,000 $11,219
Total Affiliated Securities ... $5,983,330 $55,977,108 $(45,905,047) $— $— $16,055,391 $104,668
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 2,245,005 $ — $ 2,245,005
Germany ............................. — 20,371,627 — 20,371,627
Japan ............................... — 16,425,158 — 16,425,158
Netherlands ........................... — 6,427,547 — 6,427,547
South Africa ........................... — — —
a
—

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
South Korea .......................... $ — $ 4,991,563 $ — $ 4,991,563
Taiwan ............................... — 5,105,950 — 5,105,950
United Kingdom ........................ 4,025,843 24,816,192 — 28,842,035
United States .......................... 42,396,621 10,585,136 — 52,981,757
Equity-Linked Securities ................... — 16,207,557 — 16,207,557
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 101,348,586 — 101,348,586
U.S. Government and Agency Securities ....... — 3,974,466 — 3,974,466
Escrows and Litigation Trusts ............... — — 2,417 2,417
Short Term Investments ................... 16,055,391 12,748,825 — 28,804,216
Total Investments in Securities ........... $62,477,855 $225,247,612
b
$2,417 $287,727,884
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,917,120 $— $1,917,120
Swap Contracts ......................... — 317,078 — 317,078
Total Other Financial Instruments ......... $— $2,234,198 $— $2,234,198
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 1,740,453 — 1,740,453
Swap Contracts ......................... — 445,578 — 445,578
Total Other Financial Instruments ......... $— $2,186,031 $— $2,186,031
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $90,968,178, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NOK
Norwegian Krone
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.15%
1-day TIIEOIS ....................... 9.05%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.